Asset Retirement Obligations	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations
26.

ASSET RETIREMENT OBLIGATIONS
AROs mostly relate to reclamation of land at the thermal, hydro and combustion turbine sites; and the disposal of polychlorinated biphenyls in transmission and distribution equipment and a pipeline site.
Certain hydro, transmission and distribution assets may have additional AROs that cannot be measured as these assets are expected to be used for an indefinite period and, as a result, a reasonable estimate of the FV of any related ARO cannot be made.
The change in ARO for the years ended December 31 is as follows:
millions of dollars 2023 2022
Balance, January 1 $

174 $

174
Accretion included in depreciation expense

9

9
Change in FX rate (1)

3
Additions -

1
Accretion deferred to regulatory asset (included in PP&E)

18

1
Liabilities settled (8) (1)
Revisions in estimated cash flows -

(13)
Balance, December 31 $

192 $

174